Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Cash flows from operating activities
Net income	$ 225,328	$ 192,718	$ 215,704
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	47,281	46,663	43,578
Amortization of intangible assets	1,122	607	113
Amortization of land use rights	112	116	117
Loss on disposal of property and equipment	2,061	2,904	2,023
Gain on disposal of subsidiaries	(3,760)		(3,621)
Share-based compensation expense	16,810	15,689	20,079
Allowance for doubtful accounts	904	680	254
Loss from equity method investments	4,425	1,537	1,453
Deferred income taxes	(1,936)	(5,548)	(2,193)
Changes in operating assets and liabilities
Accounts receivables	(187)	(2,096)	443
Prepaid expenses and other current assets	(7,711)	(22,503)	(20,168)
Inventory	(5,649)	(1,750)	(481)
Long-term deposit	(532)	(2,598)	(207)
Long-term prepaid rent	169	668	157
Accounts payable	4,830	9,248	272
Accrued expenses and other current liabilities	47,945	11,120	44,775
Income taxes payable	7,878	7,607	1,286
Deferred revenue	179,583	117,086	60,722
Amounts due to related parties	(1,887)	1,994	(1,097)
Amounts due from related parties	1,108	3	(1,864)
Net cash provided by (used in) operating activities	517,894	374,145	361,345
Cash flows from investing activities
Restricted cash paid for establishing new schools and subsidiaries	(5,461)	(2,055)	(3,282)
Release of restricted cash for establishing new schools and subsidiaries	4,747	976	2,537
Investments in bank deposits maturing over three months	(64,540)	(32,703)	(72,497)
Settlement of bank deposits maturing over three months	42,603	62,924	22,187
Investments in short-term held-to-maturity investments	(1,112,172)	(943,476)	(1,849,087)
Settlement of short-term held-to-maturity investments	851,250	992,117	1,698,643
Purchase of property and equipment	(64,401)	(55,318)	(31,703)
Proceeds from disposal of property and equipment	1,310	1,738	946
Purchase of China Management Software Institute, net of cash acquired of US$68		(4,551)
Purchase of Qingdao Alice, net of cash acquired of US$2,306 (Note 3)		(10,623)
Payments for available-for-sale investments (Note 12)	(78,764)	(26,076)	(16,076)
Payments for equity method investments (Note 12)	(468)	(10,955)
Purchase of held-to-maturity investments (Note 12)		(145,415)	(96,045)
Settlement of held-to-maturity investments	115,178
Proceeds from disposal of cost method investment	540
Loan provided to related parties	(2,575)
Net cash used in investing activities	(309,737)	(173,417)	(344,377)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share option	2,176	11,332	21,849
Cash paid for shares repurchased		(59,420)	(21,487)
Cash paid for dividend	(62,668)		(54,476)
Capital contribution from noncontrolling interests	69,747	3,791
Repurchase shares from noncontrolling interests	(3,752)
Net cash (used in) provided by financing activities	5,503	(44,297)	(54,114)
Effects of exchange rate changes	(35,749)	3,274	(8,427)
Net change in cash and cash equivalents	177,911	159,705	(45,573)
Cash and cash equivalents at beginning of year	531,298	371,593	417,166
Cash and cash equivalents at end of year	709,209	531,298	371,593
Supplement disclosure of cash flow information
Income taxes paid	32,037	23,896	26,987
Non-cash investing and financing activities:
Payable for purchase of property and equipment	11,953	7,433	6,018
Payable for acquisition of China Management Software Institute			$ 4,594
Payable for long-term available-for-sale investment		$ 1,452
Dianshijingwei [Member]
Adjustments to reconcile net income to net cash provided by operating activities
Gain on disposal of subsidiaries	(3,760)
Cash flows from investing activities
Proceeds from disposal of subsidiaries	1,520
Boost Caring [Member]
Cash flows from investing activities
Proceeds from disposal of subsidiaries	$ 1,496